United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

Federated Premier Municipal Income Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Six months ended 05/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2018
Federated Premier Municipal Income Fund
Fund Established 2002

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Investments
Pre-refunded	12.8%
Hospital	11.6%
Dedicated Tax	8.9%
Education	8.7%
Senior Care	8.2%
Toll Road	6.8%
Tobacco	6.6%
Other Utility	5.3%
Industrial Development Bond/Pollution Control Revenue	5.2%
Airport	5.2%
Other[2]	20.7%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 79.3% of the Fund's investments. Remaining sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.7%
		Alabama—1.0%
$1,145,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 10/1/2020@100)/(Original Issue Yield: 6.25%), 10/1/2040	$ 1,249,596
415,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.80%, 5/1/2034	445,183
1,000,000		Selma, AL IDB (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	1,106,860
		TOTAL	2,801,639
		Arizona—2.1%
500,000		Arizona State IDA Education Revenue, (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), 5.00%, (School District Credit Program LOC), 7/1/2052	554,995
335,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	351,311
2,000,000		Phoenix, AZ IDA (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	2,132,400
1,690,000		Pima County, AZ IDA (Tucson Electric Power Co.), PCRBs (Series 2009A), 4.95%, 10/1/2020	1,803,061
290,000		Tempe, AZ IDA, (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2052	301,771
640,000	[1]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	691,879
		TOTAL	5,835,417
		California—11.1%
1,115,000		Bay Area Toll Authority, CA San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, (United States Treasury PRF 10/1/2020@100), 10/1/2024	1,200,632
1,000,000		California Educational Facilities Authority (Stanford University), Revenue Bonds, 5.25%, 4/1/2040	1,335,290
1,500,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Revenue Bonds (Series 2011A), 5.25%, 3/1/2027	1,625,190
1,250,000		California Health Facilities Financing Authority (Scripps Health), Revenue Bonds (Series 2012A), 5.00%, 11/15/2032	1,373,862
3,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.00%, 11/15/2040	3,127,110
600,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	656,754
250,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	272,480
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,000,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2035	$1,098,520
1,360,000		California State (California State Fiscal Recovery Fund), Prerefunded Economic Recovery Bonds (Series 2009A), 5.00%, (United States Treasury COL), 7/1/2018	1,363,849
345,000		California State (California State Fiscal Recovery Fund), Refunding Economic Recovery Bonds (Series 2009A), 5.00%, (United States Treasury COL), 7/1/2018	345,976
1,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2030	1,094,340
1,000,000	[1]	California Statewide CDA (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/1/2034	1,057,160
375,000	[1]	California Statewide CDA (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	398,858
1,110,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	1,266,155
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 5.75% (Original Issue Yield: 6.05%), 1/15/2046	1,138,860
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-1), 5.50% TOBs, Mandatory Tender 7/15/2022	1,121,550
165,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), LO Improvement Bonds, 5.00%, 9/2/2028	181,485
1,385,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	1,717,123
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	2,134,680
425,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds, 5.00%, (United States Treasury PRF 5/1/2020@100), 5/1/2021	451,053
575,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds, 5.00%, 5/1/2021	609,580
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	2,072,240
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	2,148,700
1,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, (United States Treasury PRF 5/15/2022@100), 5/15/2031	1,616,558
1,740,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,929,469
		TOTAL	31,337,474
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—5.0%
$820,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Completion Bonds (Series 2016), 5.50% (United States Treasury PRF 12/1/2020@103), 12/1/2045	$913,259
1,500,000		Centerra Metropolitian District No. 1, CO, Special Revenue Refunding and Improvement Bonds (Series 2017), 5.00%, 12/1/2029	1,612,335
500,000	[1]	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	530,890
2,000,000		Colorado Health Facilities Authority (Catholic Health Initiatives), Revenue Bonds (Series 2011A), 5.25%, 2/1/2031	2,115,120
1,000,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2012A), 5.00%, 12/1/2027	1,086,960
1,250,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2013A), 5.00% (Sisters of Charity of Leavenworth Health System), 1/1/2044	1,370,712
230,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100)/(Original Issue Yield: 5.60%), 11/1/2027	233,659
1,000,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, (Original Issue Yield: 5.40%) 9/1/2026	1,069,720
500,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 4.00%, 12/1/2025	508,365
2,480,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	3,099,578
509,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.00%, 12/1/2033	539,795
1,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00% (United States Treasury PRF 6/1/2023@100), 6/1/2037	1,136,750
		TOTAL	14,217,143
		Delaware—0.3%
715,000		Delaware EDA (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.40%, 2/1/2031	760,917
		District of Columbia—0.8%
250,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), 6.00% (United States Treasury PRF 7/1/2023@100), 7/1/2033	296,037
225,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), 6.00% (United States Treasury PRF 7/1/2023@100), 7/1/2048	266,434
500,000		District of Columbia Revenue, (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2041	544,615
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$1,095,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	$1,245,300
		TOTAL	2,352,386
		Florida—4.4%
1,000,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2028	1,084,620
800,000	[1]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125% (Original Issue Yield: 8.25%), 5/15/2044	886,888
935,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	938,852
2,300,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2027	2,533,266
1,000,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2030	1,098,400
750,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2029	824,767
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	2,169,100
500,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00%, 5/1/2029	527,765
165,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.25%, 6/1/2034	189,602
1,000,000		South Lake County, FL Hospital District (South Lake Hospital, Inc.), Revenue Bonds (Series 2009A), 6.00% (Original Issue Yield: 6.05%), 4/1/2029	1,028,780
10,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.65%, 5/1/2040	9,752
665,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.00% (Step Coupon 11/1/2021@6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	529,633
415,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.00% (Step Coupon 11/1/2024@6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	271,937
450,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	5
210,000	[2,3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.375%, 5/1/2017	2
160,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.65%, 5/1/2040	2
305,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019@6.61%), 5/1/2040	290,204
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$155,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022@6.61%), 5/1/2040	$123,961
	TOTAL	12,507,536
	Georgia—2.8%
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2010C), 6.00%, 1/1/2030	1,101,740
1,000,000	Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2020	1,049,300
1,000,000	Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 6.75% (Original Issue Yield: 7.10%), 1/1/2035	973,720
415,000	Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 7.00% (Original Issue Yield: 7.25%), 1/1/2040	409,970
1,500,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 6.14%), 11/1/2024	1,588,275
1,500,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,589,145
1,000,000	Fulton County, GA Residential Care Facilties (Lenbrook Square Foundation, Inc.), Retirement Facility Revenue Refunding Bonds (Series 2016), 5.00%, 7/1/2031	1,107,710
	TOTAL	7,819,860
	Guam—0.4%
1,000,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 5.875%), 12/1/2029	1,055,440
	Hawaii—0.3%
750,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	785,040
	Idaho—0.7%
1,750,000	Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 7.375% (Terraces of Boise)/(Original Issue Yield: 7.50%), 10/1/2029	1,939,840
	Illinois—8.9%
250,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.00%, 12/1/2036	256,845
1,015,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2012A), 5.00%, 12/1/2042	1,015,802
3,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	3,307,470
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$625,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50% (United States Treasury PRF 1/1/2021@100), 1/1/2041	$694,231
400,000	Chicago, IL Special Assessment (Lakeshore East Project), Improvement Bonds (Series 2002), 6.625%, (Original Issue Yield: 6.637%), 12/1/2022	400,764
1,000,000	Chicago, IL Special Assessment (Lakeshore East Project), Improvement Revenue Bonds, 6.75% (Original Issue Yield: 6.769%), 12/1/2032	1,005,180
1,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2017-2), 5.00% (AGM INS), 11/1/2036	1,121,890
1,000,000	Chicago, IL, GO Bonds (Series 2014A), 5.25%, 1/1/2033	1,050,150
1,250,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	1,407,688
420,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	420,491
2,000,000	Illinois Finance Authority, (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.25% (Original Issue Yield: 5.50%), 5/15/2054	1,971,300
1,500,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013A), 5.00%, 1/1/2030	1,665,255
1,250,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Refunding Bonds (Series 2010 A-1), 5.00%, 1/1/2031	1,303,075
2,000,000	Illinois State, UT GO Bonds (Series 2017D), 5.00%, 11/1/2026	2,143,020
1,000,000	Illinois State, UT GO Bonds (Series 2018A), 5.25%, 5/1/2022	1,063,370
1,000,000	Illinois State, UT GO Bonds (Series June 2013), 5.50% (Original Issue Yield: 5.65%), 7/1/2038	1,053,220
2,255,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	2,348,380
245,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, (United States Treasury PRF 6/15/2020@100), 6/15/2050	262,434
755,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	775,974
1,600,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.00%, 6/15/2057	1,681,680
	TOTAL	24,948,219
	Indiana—3.0%
930,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, (United States Treasury PRF 7/1/2023@100) 1/1/2030	1,072,736
500,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2038	561,090
250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2042	284,643
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Indiana—continued
$1,500,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.25%, 10/1/2031	$1,643,850
2,000,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00%, 10/1/2032	2,280,720
2,500,000	Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	2,691,125
	TOTAL	8,534,164
	Iowa—0.9%
1,500,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	1,518,165
565,000	Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2024	636,529
300,000	Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2036	328,425
	TOTAL	2,483,119
	Kansas—0.8%
2,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014A), 5.00%, 9/1/2044	2,216,440
	Kentucky—0.8%
1,000,000	Kentucky EDFA (Miralea), Revenue Bonds (Series 2016A), 5.00%, 5/15/2031	1,073,120
1,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 5.75% (Original Issue Yield: 5.95%), 7/1/2049	1,096,940
	TOTAL	2,170,060
	Louisiana—1.6%
1,870,000	Louisiana Local Government Environmental Facilities CDA (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.50%, 11/1/2032	1,846,999
1,000,000	Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00%, (United States Treasury PRF 6/1/2022@100) 6/1/2024	1,113,730
1,500,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010), 4.00% TOBs, Mandatory Tender 6/1/2022	1,589,070
	TOTAL	4,549,799
	Maine—0.5%
665,000	Maine Health & Higher Educational Facilities Authority (Maine General Medical Center), Revenue Bonds (Series 2011), 7.50%, 7/1/2032	743,324
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Maine—continued
$600,000	Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), 6.75% (Original Issue Yield: 7.00%), 7/1/2041	$651,072
	TOTAL	1,394,396
	Maryland—0.7%
320,000	Baltimore, MD SO (East Baltimore Research Park), SO Revenue Refunding Bonds (Series 2017A), 5.00%, 9/1/2038	343,478
690,000	Maryland State EDC (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75% (United States Treasury PRF 6/1/2020@100)/(Original Issue Yield: 5.875%), 6/1/2035	742,944
400,000	Maryland State EDC (Ports America Chesapeake, Inc.), Revenue Bonds (Series A), 5.125% (United States Treasury COL), (Original Issue Yield: 5.25%), 6/1/2020	420,196
400,000	Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	430,468
	TOTAL	1,937,086
	Massachusetts—1.6%
2,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2024	2,095,080
1,000,000	Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2040	1,304,340
1,030,000	Massachusetts HEFA (Northeastern University), Revenue Bonds (Series 2010A), 5.00%, 10/1/2023	1,103,480
	TOTAL	4,502,900
	Michigan—5.3%
500,000	Michigan Finance Authority Local Government Loan Program (Great Lakes, MI Sewage Disposal System), Revenue Refunding Second Lien Local Project Bonds (Series 2015C-1), 5.00%, 7/1/2035	550,250
750,000	Michigan State Finance Authority Revenue (Great Lakes, MI Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), 5.00%, (AGM INS), 7/1/2032	840,682
600,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM INS), 7/1/2037	665,826
1,500,000	Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2029	1,640,160
1,750,000	Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2039	1,877,627
300,000	Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.00%, 11/15/2041	335,682
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,000,000		Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Revenue Refunding Bonds, 5.75% (United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 6.00%), 11/15/2039	$1,055,430
2,300,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.25%) 6/1/2048	2,311,868
3,705,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group ), Revenue Refunding Bonds (Series 2014D), 5.00%, 9/1/2033	4,101,250
1,490,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	1,628,764
		TOTAL	15,007,539
		Minnesota—0.2%
400,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	448,412
		Mississippi—0.1%
315,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	348,661
		Missouri—0.5%
750,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00%, 2/1/2040	781,785
550,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00% (Original Issue Yield: 5.079%), 2/1/2050	563,503
		TOTAL	1,345,288
		Montana—0.1%
350,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.25%, 5/15/2047	367,049
		Nebraska—2.0%
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs Group, Inc. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	2,187,300
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017C), 5.00% (Goldman Sachs Group, Inc. GTD), 9/1/2042	2,413,660
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2014A), 5.00%, 1/1/2039	1,076,440
		TOTAL	5,677,400
		New Hampshire—0.2%
500,000	[1]	New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	536,090
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—5.2%
$2,500,000	New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2014UU), 5.00%, 6/15/2034	$2,650,625
1,500,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2014PP), 5.00%, 6/15/2031	1,597,845
1,500,000	New Jersey EDA (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2020	1,572,570
600,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	656,142
1,500,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00% (United States Treasury PRF 7/1/2022@100), 1/1/2032	1,676,490
1,645,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017G), 4.00%, 1/1/2043	1,701,900
2,270,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.00%, 6/1/2046	2,436,096
2,000,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.00%, 6/1/2036	2,245,720
	TOTAL	14,537,388
	New Mexico—0.3%
650,000	New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.00%, 8/1/2046	735,358
	New York—7.3%
1,000,000	Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	1,073,590
200,000	Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	220,106
1,000,000	Erie County, NY IDA (Buffalo, NY City School District), School Facility Revenue Bonds (Series 2011A), 5.25%, 5/1/2027	1,092,850
1,000,000	Erie County, NY IDA (Buffalo, NY City School District), School Facility Revenue Refunding Bonds (Series 2011B), 5.00%, 5/1/2020	1,060,530
570,000	Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75% (United States Treasury PRF 2/15/2021@100), 2/15/2047	627,730
430,000	Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	466,920
1,000,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2008DD), 5.50% (United States Treasury PRF 6/15/2018@100)/(Original Issue Yield: 5.57%), 6/15/2026	1,001,270
900,000	New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.00%, 8/1/2036	1,013,967
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.00%, 8/1/2030	$2,248,760
250,000		New York City, NY, UT GO Bonds (Series 2014G), 5.00%, 8/1/2030	282,638
1,000,000		New York Liberty Development Corp. (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.00%, 11/15/2031	1,088,630
2,000,000		New York Liberty Development Corp. (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 1), 5.00%, 9/15/2028	2,209,680
1,000,000	[1]	New York Liberty Development Corp. (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	1,061,570
1,030,000		New York Liberty Development Corp. (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 2), 5.00%, 9/15/2043	1,112,245
2,000,000		New York Liberty Development Corp. (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	2,221,080
1,650,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2017B), 4.00%, 2/15/2046	1,720,933
750,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue ), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2037	815,872
665,000		Niagara Area Development Corp., NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012B), 4.00%, 11/1/2024	665,333
500,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	564,110
		TOTAL	20,547,814
		North Carolina—1.1%
2,385,000		Charlotte-Mecklenburg Hospital Authority, NC (Carolinas HealthCare System), Health Care Revenue & Revenue Refunding Bonds (Series 2012A), 5.00%, 1/15/2043	2,589,752
375,000		North Carolina Medical Care Commission (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2035	396,398
		TOTAL	2,986,150
		Ohio—6.7%
500,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.00%, 2/15/2042	547,600
1,500,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	1,646,430
3,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 6.07%), 6/1/2047	2,999,910
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,500,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	$2,530,075
2,135,000	Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), Hospital Improvement Revenue Bonds (Series 2009), 5.00%, 11/1/2019	2,232,612
1,310,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2047	1,404,268
945,000	Lucas County, OH (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.00% (United States Treasury PRF 11/15/2021@100)/(Original Issue Yield: 6.22%), 11/15/2041	1,068,946
1,440,000	Muskingum County, OH, (Genesis Healthcare Corp.) Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	1,535,947
1,500,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2029	1,683,105
800,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	895,768
450,000	Ohio State University, Revenue Bonds (Series 2008A), 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2026	457,484
1,000,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2033	1,120,450
750,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	832,642
	TOTAL	18,955,237
	Oklahoma—0.1%
325,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.50%, 8/15/2052	370,737
	Oregon—0.1%
275,000	Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	296,216
	Pennsylvania—6.2%
2,000,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2026	2,134,240
1,000,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	1,040,590
1,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.00%, 6/1/2034	1,132,770
1,265,000	Cumberland County, PA Municipal Authority (Asbury Pennsylvania Obligated Group), Revenue Refunding Bonds (Series 2012), 5.25%, 1/1/2032	1,307,352
1,255,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2023	1,382,395
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$450,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	$487,953
1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.00%, 8/1/2040	1,130,000
2,000,000	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018A), 4.00%, 9/1/2043	2,031,880
1,500,000	Northampton County, PA General Purpose Authority (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.50% (United States Treasury PRF 8/15/2018@100)/(Original Issue Yield: 5.60%), 8/15/2035	1,511,520
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.00%, 12/1/2045	1,115,530
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.50% (United States Treasury PRF 12/1/2019@100), 12/1/2041	1,053,910
555,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625% (Original Issue Yield: 5.875%), 7/1/2042	603,807
1,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012B), 5.00%, 7/1/2018	1,002,020
1,630,000	Philadelphia, PA Water & Wastewater System, Water & Wastewater Revenue Bonds (Series 2009A), 5.00% (United States Treasury PRF 1/1/2019@100)/(Original Issue Yield: 5.13%), 1/1/2027	1,661,198
	TOTAL	17,595,165
	Rhode Island—0.4%
1,000,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.00%, 6/1/2050	1,032,730
	South Carolina—0.8%
2,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2010A-3), 5.00%, 1/1/2024	2,130,100
	South Dakota—0.6%
1,500,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2027	1,637,385
	Tennessee—2.2%
600,000	Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.00%, 1/1/2047	625,464
1,750,000	Johnson City, TN Health & Education Facilities Board (Mountain States Health Alliance), Hospital Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 7/1/2020@100) (Original Issue Yield: 6.07%), 7/1/2038	1,867,932
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Tennessee—continued
$2,000,000	Rutherford County, TN Health and Educational Facilities Board (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.00%, 11/15/2047	$2,154,520
1,500,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25%, (Goldman Sachs Group, Inc. GTD), 9/1/2021	1,634,955
	TOTAL	6,282,871
	Texas—10.4%
2,640,000	Arlington, TX Higher Education Finance Corp. (Uplift Education) Revenue Bonds (Series 2016A), 5.00%, 12/1/2036	2,880,002
1,050,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.30%), 1/1/2046	1,158,370
270,000	Clifton Higher Education Finance Corp., TX (Idea Public Schools), 6.00%, 8/15/2033	306,750
1,000,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2032	1,054,030
1,500,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2013B), 5.00%, 11/1/2030	1,657,560
1,000,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.00%, (Original Issue Yield: 5.05%), 9/1/2034	1,060,360
750,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.25% (Wise Regional Health System)/(Original Issue Yield: 5.30%), 9/1/2044	804,712
835,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	939,475
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (St. Luke's Health System), Revenue Refunding Bonds (Series 2009), 5.625% (United States Treasury PRF 2/15/2019@100), 2/15/2025	2,053,980
1,000,000	Harris County, TX Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.00%, 1/1/2048	1,058,550
1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2018	1,002,680
200,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875% (United States Treasury PRF 5/15/2021@100), 5/15/2041	227,090
500,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2012A), 5.00%, 2/15/2032	526,840
1,525,000	Houston, TX Higher Education Finance Corp. (Harmony Public Schools) Education Revenue & Refunding Bonds (Series 2014A), 5.00%, (PSFG GTD) 2/15/2033	1,679,376
175,000	New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2036	183,850
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$685,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2045	$752,884
835,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	885,016
1,500,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	1,668,390
415,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.50%, (Original Issue Yield: 7.55%), 11/15/2034	476,242
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Air Force Village), Retirement Facility Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 6.50%), 11/15/2044	1,063,570
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	1,530,945
400,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facilities Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.50%, 11/15/2045	410,048
1,500,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25%, (Bank of America Corp. GTD), 12/15/2026	1,754,340
730,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30% (GNMA COL), 7/1/2034	737,519
315,000		Travis County, TX Health Facilities Development Corp. (Longhorn Village), First Mortgage Revenue Refunding Bonds (Series 2012A), 7.00% (United States Treasury PRF 1/1/2021@100), 1/1/2032	353,824
3,000,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2017B), 4.00%, 8/15/2044	3,143,430
		TOTAL	29,369,833
		Washington—1.0%
1,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2029	1,001,680
460,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	485,438
675,000	[1]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.00%, 7/1/2025	712,314
500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	539,975
		TOTAL	2,739,407
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—1.2%
$1,050,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/15/2029	$1,182,741
2,000,000		Wisconsin State General Fund Appropriation (Wisconsin State), Revenue Bonds (Series 2009A), 6.00% (United States Treasury PRF 5/1/2019@100)/(Original Issue Yield: 6.10%), 5/1/2036	2,077,700
		TOTAL	3,260,441
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $268,204,053)	280,356,146
	[5]	SHORT-TERM MUNICIPALS—0.3%
		New York—0.3%
350,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.94%, 6/1/2018	350,000
300,000		New York City, NY, (Fiscal 2006 Series H-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.92%, 6/1/2018	300,000
200,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.90%, 6/1/2018	200,000
100,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.95%, 6/1/2018	100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $950,000)	950,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $269,154,053)[6]	281,306,146
		OTHER ASSETS AND LIABILITIES—NET[7]	3,277,599
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(81,700,000)
		LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(33,050,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS—100%	$169,833,745
At May 31, 2018, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2018, these restricted securities amounted to $10,139,977, which represented 6.0% of total net assets.
2	Security in default.
3	Non-income-producing security.
4	Principal amount and interest were not paid upon final maturity.
5	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
6	The cost of investments for federal tax purposes amounts to $268,853,947.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total market value at May 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Common Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.04	$14.55	$15.26	$15.37	$13.95	$16.08
Income From Investment Operations:
Net investment income (loss)[1]	0.37	0.79	0.81	0.87	0.89	0.91
Net realized and unrealized gain (loss)	(0.27)	0.43	(0.66)	(0.10)	1.43	(2.13)
Distributions to auction market preferred shareholders from net investment income[2]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.10	1.22	0.15	0.77	2.32	(1.22)
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.37)	(0.73)	(0.86)	(0.88)	(0.90)	(0.91)
Net Asset Value, End of Period	$14.77	$15.04	$14.55	$15.26	$15.37	$13.95
Market Price, End of Period	$13.40	$14.11	$14.07	$14.85	$14.47	$12.47
Total Return at Net Asset Value[4]	0.66%	8.54%	0.73%	5.17%	17.09%	(7.76)%
Total Return at Market Price[5]	(2.44)%	5.51%	0.17%	8.98%	23.38%	(21.58)%
Ratios to Average Net Assets:
Net expenses	2.45%[6]	1.91%	1.59%	1.44%	1.43%	1.44%
Net expenses excluding all interest and trust expenses[7]	0.99%[6]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income[8]	5.03%[6]	5.27%	5.45%	5.71%	6.02%	6.07%
Expense waiver/reimbursement[9]	0.20%[6]	0.30%	0.29%	0.31%	0.36%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,834	$172,968	$90,046	$94,408	$95,072	$86,237
Portfolio turnover	19%	12%	11%	15%	19%	19%
Semi-Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940—Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[10]
5/31/2018	$114,750,000	$62,001	$50,079	$25,040	$25,000
11/30/2017	$114,750,000	$62,691	$50,025	$25,012	$25,000
11/30/2016	$53,675,000	$66,940	$50,043	$25,022	$25,000
11/30/2015	$53,675,000	$68,972	$50,028	$25,014	$25,000
11/30/2014	$53,675,000	$69,281	$50,029	$25,014	$25,000
11/30/2013	$36,575,000	$83,945	$50,026	$25,013	$25,000
1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Represents less than $0.01.
4	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares, dividend payments to preferred shareholders and any associated commission costs, or interest and trust expenses on tender option bond trusts.
8	Ratios reflect reductions for dividend payments to preferred shareholders.
9	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
10	Represents initial public offering price.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2018 (unaudited)
Assets:
Investment in securities, at value (identified cost $269,154,053)		$281,306,146
Cash		25,807
Income receivable		4,033,978
Receivable for investments sold		120,442
Prepaid expenses		45,854
TOTAL ASSETS		285,532,227
Liabilities:
Income distribution payable - Common Shares	$701,303
Interest payable - VMTPS	168,906
Payable for portfolio accounting fees	61,114
Income distribution payable - AMPS	12,493
Payable for investment adviser fee (Note 5)	3,366
Payable for Directors'/Trustees' fees (Note 5)	928
Payable for administrative fee (Note 5)	372
TOTAL ACCRUED LIABILITIES		948,482
Other Liabilities:
Variable Rate Municipal Term Preferred Shares (VMTPS) (3,268 shares authorized and issued at $25,000 per share)		81,700,000
TOTAL LIABILITIES		82,648,482
Auction Market Preferred Shares (AMPS) (1,322 shares authorized and issued at $25,000 per share)		33,050,000
Net assets applicable to Common Shares		$169,833,745
Net Assets Consists of:
Paid-in capital		$159,072,535
Net unrealized appreciation		12,152,093
Accumulated net realized loss		(1,432,783)
Undistributed net investment income		41,900
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES		$169,833,745
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$169,833,745 ÷ 11,496,776 shares outstanding, ($0.01 par value, unlimited shares authorized)		$14.77
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2018 (unaudited)
Investment Income:
Interest		$6,093,777
Expenses:
Investment adviser fee (Note 5)	$784,006
Administrative fee (Note 5)	68,378
Custodian fees	3,650
Transfer agent fees	25,077
Directors'/Trustees' fees (Note 5)	5,263
Auditing fees	20,224
Legal fees	4,743
Portfolio accounting fees	49,366
Printing and postage	12,910
Auction agent fees	4,737
Trailer commission fees (Note 7)	8,457
Interest expense - VMTPS (Note 7)	947,675
Miscellaneous (Note 5)	39,118
TOTAL EXPENSES	1,973,604
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	(168,537)
Reduction of custodian fees (Note 6)	(128)
TOTAL WAIVER AND REDUCTION	(168,665)
Net expenses		1,804,939
Net investment income		4,288,838
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		643,484
Net change in unrealized appreciation of investments		(3,570,123)
Net realized and unrealized loss on investments		(2,926,639)
Income distributions declared to AMPS		(288,606)
Change in net assets resulting from operations applicable to Common Shares		$1,073,593
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,288,838	$5,015,556
Net realized gain (loss)	643,484	(131,619)
Net change in unrealized appreciation/depreciation	(3,570,123)	2,212,011
Distributions from net investment income - AMPS	(288,606)	(201,430)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,073,593	6,894,518
Distributions to Common Shareholders:
Distributions from net investment income-Common Shares	(4,207,820)	(4,530,991)
Share Transactions Applicable to Common Shares:
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Premier Intermediate Municipal Income Fund	—	80,558,473
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	—	80,558,473
Change in net assets	(3,134,227)	82,922,000
Net Assets:
Beginning of period	172,967,972	90,045,972
End of period (including undistributed net investment income of $41,900 and $249,488, respectively)	$169,833,745	$172,967,972
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows
Six Months Ended May 31, 2018 (unaudited)
Operating Activities:
Change in net assets resulting from operations	$1,073,593
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchase of investment securities	(54,808,533)
Proceeds from sale of investment securities	54,002,395
Net sales of short-term investment securities	450,000
Decrease in income receivable	13,366
Increase in receivable for investments sold	(9,221)
Increase in prepaid expense	(45,854)
Decrease in payable for investments purchased	(498,703)
Increase in interest payable - VMTPS	120,759
Increase in payable for investment adviser fees	289
Increase in payable for Directors'/Trustees' fees	928
Decrease in payable for administrative fees	(7)
Decrease in accrued expenses	(32,594)
Net amortization of premium	720,196
Net realized gain on investments	(643,484)
Net change in unrealized appreciation of investments	3,570,123
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,913,253
Financing Activities:
Income distributions to participants	(3,915,638)
NET CASH USED IN FINANCING ACTIVITIES	(3,915,638)
Net decrease in cash	(2,385)
Cash:
Beginning of period	28,192
End of period	$25,807
Supplemental disclosure of cash flow information:
Cash paid for interest expense during the six months ended May 31, 2018, was $826,916.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2018 (unaudited)
1. ORGANIZATION
Federated Premier Municipal Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, closed-end management investment company. The investment objective of the Fund is to provide current income exempt from federal income tax, including the federal alternative minimum tax (AMT).
On November 17, 2017, the Fund acquired all of the net assets of Federated Premier Intermediate Municipal Income Fund (FPT), a closed-end investment company, in a tax-free reorganization, in exchange for Common Shares of the Fund, pursuant to a plan of reorganization approved by the FPT shareholders. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and Common Shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from FPT was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of FPT Common Shares exchanged, a shareholder of FPT received 0.95 Common Shares of the Fund.
In addition, in relation to the preferred share leverage maintained by FPT and the Fund, for every one share of FPT's VMTPS and AMPS exchanged, a shareholder received one share of the Fund's VMTPS and AMPS, respectively. The Fund received net assets from FPT as the result of the tax-free reorganization as follows:
Common Shares of the Fund Issued	FPT Net Assets Received	Unrealized Appreciation	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,306,897	$80,558,473	$7,907,934	$93,945,238	$174,503,711
Assuming the acquisition had been completed on December 1, 2016, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2017, are as follows:
Net investment income*	$8,015,428
Net realized and unrealized gain on investments	$6,718,993
Net increase in net assets resulting from operations	$14,734,421
*	Net investment income reflects no change in pro forma net expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of FPT that has been included in the Fund's Statement of Changes in Net Assets for the year ended November 30, 2017.
Semi-Annual Shareholder Report

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market
Semi-Annual Shareholder Report

quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to common shareholders, if any, are recorded on the ex-dividend date and are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reduction of $168,665 is disclosed in Note 5 and Note 6.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of May 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.
Semi-Annual Shareholder Report

Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At May 31, 2018, the Fund had no outstanding futures contracts.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at May 31, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	6/13/2014	$603,902	$656,754
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/10/2014	$251,618	$272,480
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2035	8/27/2015	$1,045,408	$1,098,520
California Statewide CDA (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/1/2034	11/13/2014	$1,002,699	$1,057,160
California Statewide CDA (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	11/13/2014	$376,003	$398,858
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125% (Original Issue Yield: 8.25%), 5/15/2044	8/11/2017	$881,853	$886,888
Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%,12/15/2035	3/13/2015	$506,233	$530,890
Semi-Annual Shareholder Report

Security	Acquisition Date	Cost	Market Value
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00%, 2/1/2040	1/10/2018	$752,914	$781,785
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00%, (Original Issue Yield: 5.078%), 2/1/2050	05/15/2018	$566,970	$563,503
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	10/6/2016	$355,072	$351,311
New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	06/8/2017	$500,000	$536,090
New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	10/29/2014	$1,000,000	$1,061,570
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	7/3/2013	$655,544	$691,879
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.00%, 7/1/2025	7/22/2015	$678,826	$712,314
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%,1/1/2031	12/14/2016	$503,459	$539,975
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. common SHARES
The following table summarizes share activity:
	Six Months Ended 5/31/2018	Year Ended 11/30/2017
Shares issued in connection with the tax-free transfer of assets from Federated Premier Intermediate Municipal Income Fund	—	5,306,897
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	—	5,306,897
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At May 31, 2018, the cost of investments for federal tax purposes was $268,853,947. The net unrealized appreciation of investments for federal tax purposes was $12,452,199. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,022,932 and net unrealized depreciation from investments for those securities having an excess of cost over value of $570,733.
At November 30, 2017, the Fund had capital loss carryforwards of $2,302,089, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$447,939	$1,247,394	$1,695,333
2018	$84,608	NA	$84,608
2019	$522,148	NA	$522,148
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The investment management agreement between the Fund and the Adviser provides for an annual management fee, payable daily, at the annual rate of 0.55% of the Fund's managed assets.
Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For six months ended May 31, 2018, the Adviser voluntarily waived $168,537 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding any interest and trust expenses on inverse floater trusts, interest expense on variable rate municipal term preferred shares (VMTPS) and commission costs on preferred shareholder dividend payments) paid by the Fund will not exceed 0.99%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements, no assurance can be given that future total annual operating expenses will not be more or less than 0.99%.
Interfund Transactions
During the six months ended May 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $26,850,000 and $19,850,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statements of Assets and Liabilities and Statements of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For six months ended May 31, 2018, the Fund's expenses were reduced by $128 under these arrangements.
Semi-Annual Shareholder Report

7. PREFERRED SHARES
Auction Market Preferred Shares
As a result of the reorganization of FPT into the Fund on November 17, 2017, the Fund acquired an additional 596 AMPS at $25,000 per share, or $14,900,000. As of May 31, 2018, the Fund had outstanding 1,322 AMPS. The AMPS are redeemable at the option of the Fund at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.
Distributions to AMPS are recorded daily and paid weekly at a rate set through auction procedures or under the Fund's Statement of Preferences. Consistent with the patterns in the broader auction-rate securities market, the Fund's AMPS auctions continue to be unsuccessful in clearing due to an imbalance of sell orders over bids to buy the AMPS. As a result, the dividend rate of the AMPS remains at the maximum applicable rate. The dividend rate paid to AMPS by the Fund at May 31, 2018, was 1.972%. While repeated unsuccessful auctions have affected the liquidity for the AMPS, they do not constitute a default or alter the credit quality. The auction agent, currently Deutsche Bank Trust Company Americas, will pay each Broker-Dealer trailer commissions after each auction, from funds provided by the Fund. The trailer commissions paid by the Fund for the six months ended May 31, 2018, amounted to $8,457.
Variable Rate Municipal Term Preferred Shares
As a result of the reorganization of FPT into the Fund on November 17, 2017, the Fund acquired an additional 1,847 VMTPS at $25,000 per share, or $46,175,000. As of May 31, 2018, the Fund had outstanding 3,268 VMTPS.
The Fund's VMTPS are a floating-rate form of preferred shares with a mandatory term redemption date of December 19, 2019, as extended, and dividends (which are treated as interest payments for financial reporting purposes) that reset weekly to a fixed spread of 1.00% against the Securities Industry and Financial Markets Association Municipal Swap Index.
In the Fund's Statement of Assets and Liabilities, the aggregate liquidation value of the VMTPS is shown as a liability since the shares have a stated mandatory redemption date. VMTPS represent preferred shares and rank on parity with the AMPS. VMTPS are senior in priority to the Fund's outstanding common shares as to payment of dividends. The average liquidation value outstanding and average annualized dividend rate of VMTPS for the Fund during the six months ended May 31, 2018, were $81,700,000 and 2.33%, respectively. Dividends paid to VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2018, interest expense on VMTPS amounted to $947,675.
Whenever preferred shares (including AMPS and VMTPS) are outstanding, common shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the preferred shares have been paid, the Fund satisfies the 200% asset coverage requirement after giving effect to the distribution, and certain other requirements imposed by any nationally recognized statistical ratings organizations (NRSROs) rating the preferred shares have been met. At May 31, 2018, there were no such restrictions on the Fund.
Semi-Annual Shareholder Report

8. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2018, were as follows:
Purchases	$54,808,533
Sales	$54,002,395
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
federated premier municipal income fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (“the CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the
Semi-Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the fund industry and market practices; the range of comparable fees for similar funds in the fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated services as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Semi-Annual Shareholder Report

competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this plan was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group. The Board received and considered information regarding the Fund's discount to net asset value per share (“NAV”), including comparative data for appropriate peer fund groups.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The Board also considered whether the Funds might benefit from “economies of scale”. The Board noted that, a “closed-end fund,” the Fund has made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Fund's initial public offering) have not made and do not expect to make additional offerings to raise more assets. As a result, the Fund is unlikely to grow materially in size. The Board noted that as a consequence, there does not appear to be any meaningful “economies of scale” to be realized from internal growth. Accordingly, the Board concluded that this was not a particularly relevant consideration in its overall evaluation.
The CCO stated that his observations and information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Source of Distributions–Notice
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Premier Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31423P108
CUSIP 31423P207
CUSIP 31423P405
28583 (7/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a)	The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable

(b) No change in any of the Portfolio Managers identified in Item 8(a)(1) in the Registrant’s most recent annual report.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies

Not Applicable. The Fund does not currently participate in a securities lending program and did not engage in any securities lending activities as of the period of this report.

Item 13.	Exhibits

The following exhibits are filed with this report:

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018